Alexis Practical Tactical ETF
Schedule of Investments
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 84.6%	Shares	Value
Financial Select Sector SPDR Fund	23,102	$1,205,462
Industrial Select Sector SPDR Fund	8,325	1,134,947
Invesco QQQ Trust Series 1	12,300	6,250,491
Invesco S&P 500 Equal Weight ETF	34,452	6,207,561
iShares Cohen & Steers REIT ETF	103,213	6,528,222
iShares Core S&P Small-Cap ETF	55,003	6,148,785
iShares Global 100 ETF	63,156	6,430,544
iShares MSCI USA Momentum Factor ETF	29,524	6,448,927
iShares Short Treasury Bond ETF	33,415	3,690,687
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	43,639	4,395,756
SPDR Dow Jones Industrial Average ETF Trust	13,918	6,101,234
SPDR Gold Shares (a)	28,499	7,502,932
SPDR S&P Homebuilders ETF	9,353	948,301
SPDR S&P MidCap 400 ETF Trust	11,012	6,230,590
VanEck Semiconductor ETF	8,237	1,917,327
Vanguard Dividend Appreciation ETF	29,900	6,073,587
Vanguard Growth ETF	15,935	6,465,308
Xtrackers MSCI EAFE Hedged Equity ETF	144,458	6,403,823
TOTAL EXCHANGE TRADED FUNDS (Cost $76,201,280)		90,084,484

COMMON STOCKS - 11.4%
Communications - 0.5%
Alphabet, Inc. - Class A	3,304	562,605

Consumer Discretionary - 4.4%
Home Depot, Inc.	2,245	890,367
Marriott International, Inc. - Class A	3,014	845,276
Tesla, Inc. (a)	4,607	1,349,759
TJX Cos., Inc.	8,920	1,112,859
Ulta Beauty, Inc. (a)	1,129	413,621
		4,611,882

Financials - 1.0%
Visa, Inc. - Class A	3,017	1,094,296

Industrials - 0.9%
Caterpillar, Inc.	2,855	981,977

Technology - 4.6%
Apple, Inc.	6,780	1,639,675
Applied Materials, Inc.	5,824	920,600
Microsoft Corp.	1,840	730,461
NVIDIA Corp.	8,817	1,101,420
Oracle Corp.	3,228	536,042
		4,928,198
TOTAL COMMON STOCKS (Cost $9,201,028)		12,178,958

SHORT-TERM INVESTMENTS - 2.8%	Par
U.S. Treasury Bills - 2.8%
5.12%, 04/17/2025 (b)	3,000,000	2,984,155
TOTAL SHORT-TERM INVESTMENTS (Cost $2,980,886)		2,984,155

TOTAL INVESTMENTS - 98.8% (Cost $88,383,194)		105,247,597
Money Market Deposit Account - 1.2% (c)		1,309,643
Liabilities in Excess of Other Assets - (0.0)% (d)		(47,915)
TOTAL NET ASSETS - 100.0%		$106,509,325
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown is the annualized effective yield as of February 28, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2025 was 4.11%.

(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Alexis Practical Tactical ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$90,084,484	$–	$–	$90,084,484
Common Stocks	12,178,958	–	–	12,178,958
U.S. Treasury Bills	–	2,984,155	–	2,984,155
Total Investments	$102,263,442	$2,984,155	$–	$105,247,597

Refer to the Schedule of Investments for further disaggregation of investment categories.